COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (37,837)	$ (39,982)	$ (35,244)
TOTAL	(1,552,322)	(1,340,178)	(1,110,848)
Cost of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(1,329,498)	(1,158,669)	(1,014,469)
Professional services	(107,739)	(104,916)	(37,293)
Depreciation and amortization expense	(27,859)	(18,057)	(13,510)
Share-based compensation expense - Equity settled	(23,937)	(15,155)	(4,917)
Travel and housing	(17,966)	(11,669)	(11,057)
Office expenses	(16,792)	(7,348)	(8,817)
Promotional and marketing expenses(*)	(12,449)	(5,319)	(4,111)
Depreciation expense of right-of-use assets	(8,175)	(10,540)	(9,802)
Recruiting, training and other employee expenses	(7,098)	(6,818)	(3,150)
Share-based compensation expense - Cash settled	(695)	(1,687)	(3,722)
Legal claims	$ (114)	$ 0	$ 0